Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6,421	$ 6,111
Current	1,158,025	1,049,139
Total Loans	1,164,661	1,055,506
Past Due 90 Days and Accruing	16	9
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,337	3,145
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	431	1,111
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,653	1,855
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	215	256
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,262	328
Current	151,124	135,046
Total Loans	152,473	135,462
Commercial and Agriculture [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	575	156
Commercial and Agriculture [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	20
Commercial and Agriculture [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	685	152
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	87	88
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,485	1,555
Current	162,614	159,809
Total Loans	164,099	161,364
Commercial Real Estate Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	897	722
Commercial Real Estate Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	104	553
Commercial Real Estate Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	484	280
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	603	463
Current	425,020	395,468
Total Loans	425,623	395,931
Commercial Real Estate Non Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	133	147
Commercial Real Estate Non Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	470	316
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,627	3,368
Current	265,980	243,772
Total Loans	268,735	247,308
Residential Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,613	1,812
Residential Real Estate [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	229	507
Residential Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	785	1,049
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	128	168
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	27
Current	97,504	56,266
Total Loans	97,531	56,293
Real Estate Construction [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	27
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	213	93
Current	39,248	41,077
Total Loans	39,461	41,170
Farm Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	93
Farm Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	186
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	204	277
Current	16,535	17,701
Total Loans	16,739	17,978
Past Due 90 Days and Accruing	16	9
Consumer and Other [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	92	215
Consumer and Other [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	96	31
Consumer and Other [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 16	$ 31